Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-financial liabilities
Advance receipts	$ 15,754	$ 20,935
Payables for employee benefits	8,351	9,785
Others	2,499	1,978
Other non-financial liabilities	26,604	32,698
Financial liabilities
Accrued expenses	22,940	22,542
Payables for property, plant and equipment	1,354	1,718
Guarantee deposits received	984	1,215
Financial liabilities	25,278	25,475
Other liabilities	51,882	58,173
Other current liabilities	40,465	42,439
Other non-current liabilities	$ 11,417	$ 15,734